Stockholders' Deficit - Summary of Status of Stock Option Grants Under the Plan (Details) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2013
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options,Outstanding, Beginning balance	1,229,659	3,287,159	3,287,159	3,287,159	3,287,159	1,990,000
Options, Granted during the year						1,317,159
Options, Exercised during the year						(20,000)
Options, Expired during the year	(1,229,659)	(2,057,500)
Options,Outstanding, Ending balance		1,229,659	3,287,159	3,287,159	3,287,159	3,287,159
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.21	$ 2.48	$ 2.48	$ 2.48	$ 2.48	$ 2.00
Weighted Average Exercise Price, Granted during the year	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3.21
Weighted Average Exercise Price, Expired during the year	$ 3.21	$ 2.00
Weighted Average Exercise Price, Exercised during the year	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2.00
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0	$ 3.21	$ 2.48	$ 2.48	$ 2.48	$ 2.48
Weighted Average Remaining Contractual Term (Years), Outstanding	0 years	1 year	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days